Income Tax - Accrued Interest and Penalties on Uncertain Tax Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Change In Tax Positions [Abstract]
Accrued interest on uncertain tax position	$ 800	$ 897	$ 2,355
Accrued penalties on uncertain tax position	486	535	1,060
Total accrued interest and penalties on uncertain tax position	$ 1,286	$ 1,432	$ 3,415